Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Millions of dollars)	2017	2016
Beginning balance	$19	$18
Accretion expense	2	1
Liability for additional lagoons placed in service	1	—
Ending balance	$22	$19

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Interest, net of interest capitalized	$30	$29	$17
Income taxes, net of refunds	32	31	60